Subsequent event	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent event [Text Block]

34. Subsequent event

 Dividend

On February 19, 2020, the Board of Directors declared a quarterly dividend of $0.05 per common share payable on April 15, 2020 to shareholders of record as of the close of business on March 31, 2020.